INVESTMENTS IN AFFILIATES - Tax equity transactions (Details) - USD ($) $ in Millions	1 Months Ended			12 Months Ended
	Dec. 31, 2015	Oct. 31, 2015	Aug. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class A membership interests
Tax equity transactions
Receipt of future cash flow distributions (as a percent)				51.00%
Class B membership interests
Tax equity transactions
Receipt of future cash flow distributions (as a percent)				49.00%
Tranquillity, Garland, and Roserock
Tax equity transactions
Payment received recognized as revenue						$ 190.4
Further contribution				$ 0.0	$ 123.2
Tranquillity
Tax equity transactions
Ownership percentage				49.00%	49.00%
Net assets derecognized						93.9
Tranquillity | Class A membership interests
Tax equity transactions
Percentage of interest sold			100.00%
Proceeds from sale of membership interest			$ 100.0
Tranquillity | Class B membership interests
Tax equity transactions
Ownership percentage			100.00%
Garland
Tax equity transactions
Ownership percentage				49.00%	49.00%
Net assets derecognized						56.4
Silverlake | Class A membership interests
Tax equity transactions
Percentage of interest sold		100.00%
Proceeds from sale of membership interest		$ 49.0
Silverlake | Class B membership interests
Tax equity transactions
Ownership percentage		100.00%
Roserock
Tax equity transactions
Ownership percentage				49.00%	49.00%
Net assets derecognized						$ 23.5
Roserock | Class A membership interests
Tax equity transactions
Percentage of interest sold	100.00%
Proceeds from sale of membership interest	$ 45.0
Roserock | Class B membership interests
Tax equity transactions
Ownership percentage	100.00%					100.00%